SCHEDULE OF TRADE AND OTHER RECEIVABLES (CURRENT) (Details) - AUD ($)		Jun. 30, 2022	Jun. 30, 2021
Trade And Other Receivables
Trade receivables		$ 1,036,998	$ 120,237
Less: loss allowance		(594,798)	(30,784)
Net trade receivables		442,200	89,453
Other receivables	[1]	1,979,038	984,872
Total net current trade and other receivables		$ 2,421,238	$ 1,074,325

[1]	Other receivables majority consists of R&D income grant receivable.